Earnings Per Share	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Earnings Per Share

19. Earnings Per Share

The calculation of basic earnings per share and diluted earnings per share is presented below:

(dollars in thousands, except per share data)	Year Ended December 31,
	2011	2010	2009
Numerator—Net income available to common shareholders	$19,713	$9,174	$10,337

Denominator for basic earnings per share – Weighted average shares outstanding	12,746,346	10,765,657	8,732,004
Effect of dilutive potential common shares	82,313	12,312	16,719

Denominator for diluted earnings per share – Adjusted weighted average shares outstanding	12,828,659	10,777,969	8,748,723

Basic earnings per share	$1.55	$0.85	$1.18
Diluted earnings per share	$1.54	$0.85	$1.18
Antidulitive shares excluded from computation of average dilutive earnings per share	941,005	941,079	806,396

All weighted average shares, actual shares and per share information in the financial statements have been adjusted retroactively for the effect of stock dividends and splits. See Note 1-P – "Summary of Significant Accounting Policies: Earnings Per Common Share" for a discussion on the calculation of earnings per share.